Income taxes - Deferred Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Discounting of loss and loss adjustment expense reserves	$ 1,027	$ 786	$ 534
Unearned premiums	5,543	1,774	1,567
Temporary differences in recognition of expenses	2,462	1,208	1,247
Net operating loss carryforward	10,131	9,282	6,798
Total deferred tax assets	19,163	13,050	10,146
Deferred tax liabilities:
Deferred acquisition costs	8,276	1,379	1,490
Unrealized gains (losses) on investments	10,474	3,366	(405)
Total deferred tax liabilities	18,750	4,745	1,085
Net deferred tax assets	$ 413	$ 8,305	$ 9,061